PROJECT ASSETS AND DEFERRED PROJECT COSTS	12 Months Ended
Dec. 31, 2016
PROJECT ASSETS AND DEFERRED PROJECT COSTS [Abstract]
PROJECT ASSETS AND DEFERRED PROJECT COSTS
5. PROJECT ASSETS AND DEFERRED PROJECT COSTS

Project assets and deferred project costs consisted of the following at December 31, 2015 and 2016, respectively:

	At December 31,
	2015	2016
Project assets - Module cost	$1,923,114	$6,822,294
Project assets - Development	13,495,278	42,615,862
Project assets - Others	4,795,230	5,449,251
Total project assets	$20,213,622	$54,887,407

Current portion	20,213,622	48,177,416
Non-current portion	-	6,709,991

Total deferred project costs	$20,874,446	$16,374,899

Current portion	-	-
Noncurrent portion	20,874,446	16,374,899

Total project assets and deferred project costs	$41,088,068	$71,262,306